UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file numbe   811-22911

Reality Shares ETF Trust

(Exact name of registrant as specified in charter)

402 West Broadway, Suite 2800
San Diego, CA 92101

(Address of principal executive offices) (Zip code)

Eric R. Ervin
c/o Reality Shares Advisors, LLC
402 West Broadway, Suite 2800
San Diego, CA 92101

(Name and address of agent for service)

Registrant's telephone number, including area code:  (619) 487-1445

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2016

* Explanatory Note

The Registrant is filing this amendment to its Form N-CSR for the period ended April 30, 2016, originally filed with the Securities and Exchange Commission on June 30, 2016 (Accession Number 0001144204-16-110729) to amend Item 1 “Reports to Stockholders.” The purpose of this amendment is to supplement the Semi-Annual Shareholder Report for the Registrant.

Items 1 (supplemented further herein), and 2 through 12(a)(1) to this Form N-CSR are incorporated by reference to the Form N-CSR filed on EDGAR on June 30, 2016 (Accession Number 0001144204-16-110729).

Item 1. Reports to Stockholders.

Reality Shares ETF Trust

Supplement dated June 24, 2016

to the Semi-Annual Report to Shareholders dated April 30, 2016

This Supplement updates certain information contained in the above-dated Semi-Annual Report for the Reality Shares ETF Trust (the “Trust”).

The following section is added after the section entitled “Premium/Discount Information”, on page 25:

Board Considerations in Approving the Investment Advisory Agreement for the Funds (Unaudited)

The Board of Trustees (the Board”) of Reality Shares ETF Trust (the “Trust”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (“Independent Trustees”), attended an in-person meeting held on December 9, 2015 (the “Meeting”), called for the purpose of, among other things, the consideration of, and voting on, the (i) approval and continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Reality Shares Advisors, LLC (the “Advisor”) applicable to the Reality Shares DIVS ETF, an existing series of the Trust, and (ii) approval of the Investment Advisory Agreement applicable to the Reality Shares DIVCON Leaders Dividend ETF, Reality Shares DIVCON Dividend Defender ETF, and Reality Shares DIVCON Dividend Guard ETF, each a new series of the Trust (the “DIVCON Funds”) and included with the Reality Shares DIVS ETF collectively (the “Funds”). The Board unanimously approved the Investment Advisory Agreement with respect to each Fund based on the Board’s review of qualitative and quantitative information provided by the Advisor.

Prior to reaching the conclusion to approve the Investment Advisory Agreement, the Independent Trustees requested and obtained from the Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreement . In addition, the Board received a memorandum from counsel regarding the responsibilities of the Board with respect to the approval of investment advisory agreements and reviewed such memorandum during the Meeting and also participated in question and answer sessions with representatives of the Advisor. Prior to the Meeting, the Board obtained and reviewed a wide variety of information, including certain comparative information regarding the Fund’s proposed fees and expenses relative to the fees and expenses of other comparable funds. The Independent Trustees carefully evaluated this information, met in executive session outside the presence of Fund management, and were advised by independent legal counsel with respect to their deliberations.

At the Meeting, the Board, including the Independent Trustees, evaluated a number of factors, including among others: (a) the nature, extent and quality of the investment advisory and other services to be provided by the Advisor; (b) the Advisor’s investment management personnel; (c) the Advisor’s operations and financial condition; (d) (i) with respect to the Existing Fund, the performance of the Existing Fund compared with that of an appropriate benchmark and (ii) with respect to the DIVCON Funds, hypothetical backtested performance data of the underlying indexes the performance of which the DIVCON Funds are managed to track, after fees and expenses; (e) a comparison of the Funds’ advisory fees to the advisory fees charged to comparable funds; (f) the Funds’ expected overall fees and operating expenses compared with those of similar funds; (g) the Advisor’s compliance processes and systems; (h) the Advisor’s compliance policies and procedures; (i) the Advisor’s reputation, expertise and resources in the financial markets and (k) the Advisor's brokerage practices and investment strategies. In its deliberations, the Trustees did not identify any single piece of information that was all-important or controlling, noting that each Trustee could attribute different weights to the various factors considered.

Based on the Board’s deliberations at the Meeting, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Investment Advisory Agreement are fair and reasonable; (b) concluded that the Advisor’s fees are reasonable in light of the services that it will provide to the Funds; and (c) agreed to approve the Investment Advisory Agreement based upon the following considerations, among others:

•	Nature, Extent and Quality of Services Provided by the Advisor. The Board reviewed the scope of services to be provided by the Advisor under the Investment Advisory Agreement and determined that the Advisor was capable of providing high quality advisory services to the Funds, as indicated by the firm’s management capabilities, the professional qualifications and experience of its portfolio manager, and its investment and management oversight processes. Based on the foregoing, the Trustees determined that the approval of the Investment Advisory Agreement would enable shareholders of the Funds to receive high quality services at a cost that was appropriate and reasonable.

•	Fund Expenses and Performance of the Funds and the Advisor. For the Reality Shares DIVS ETF, the Board was able to review the Fund’s historical year-to-date and since-inception performance. As the DIVCON Funds had not yet commenced operations, the Board was not able to review the DIVCON Funds’ performance. However, the Board considered hypothetical backtested performance data of the underlying indexes the performance of which the DIVCON Funds are managed to track, after fees and expenses. Such data included the hypothetical performance of the indexes over various periods compared to the performance of certain other benchmark indexes. The Board also reviewed statistical information provided by the Advisor regarding each Fund’s proposed expense ratio. The Advisor prepared a report to help the Board compare each of the Fund’s fees and expenses to those of comparable funds in the Fund’s peer groups, as determined by the Advisor. In the report, each Fund’s proposed expense ratio was compared to those of other funds with shared key characteristics (e.g., asset size, investment strategy and portfolio investments) determined by the Advisor to comprise the Fund’s applicable peer group. The Advisor discussed, and the Board considered, the methodology that the Advisor used to determine each Fund’s peer group. The Board also considered the Advisor’s representation that it found each peer groups that it compiled to be appropriate. Based on the foregoing, the Board determined that the proposed advisory fees to be paid by the Funds were reasonable in relation to the nature and quality of the services to be provided by the Advisor.

•	Costs of Services Provided to the Funds and Profits Realized by the Advisor. The Board noted that the Advisor had contractually agreed to pay all operating expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions, and other expenses connected with the execution of portfolio transactions, distribution fees, extraordinary expenses and, as applicable, short sales expenses. On that basis, the Board concluded that the cost of services to the Funds was reasonable. With respect to the Advisor’s profitability in its management of the Existing Fund, the Board reviewed information regarding the direct revenue received by the Advisor and discussed the Advisor's profit margin as reflected in the Advisor's profitability analysis. With respect to the Advisor’s profitability in its management of the DIVCON Funds, the Board concluded that it was too early to predict the profitability of the Funds to the Advisor, but noted that they would monitor the Advisor’s profitability with respect to the Funds on an on-going basis.

•	Economies of Scale. The Trustees noted that the Existing Fund was still not yet of a sufficient size to be experiencing economies of scale. The Board noted that because the DIVCON Funds had not yet commenced operations, there were as of now, no economies of scale to share with shareholders of the Reality Shares DIVS ETF. The Board noted that it intends to continue monitoring the existence of economies of scale as the Funds grow in size.

•	Other Benefits to the Advisor and/or its Affiliates. The Trustees also considered that Reality Shares may experience reputational “fall-out” benefits based on the success of the Funds, but that such benefits are not easily quantifiable. The Trustees also noted that the Trust’s service providers are not affiliated with the Advisor, so that such services do not give rise to “fall-out” benefits for the Advisor.

On the basis of the information provided to it in advance of the Meeting and its evaluation of that information, as well as additional information provided by the Advisor in response to the Trustees’ questions during the Meeting, the Board, including the Independent Trustees, concluded that the terms of the Investment Advisory Agreement were reasonable, and that approval of the Investment Advisory Agreement was in the best interests of the Funds and their shareholders.

Item 12. Exhibits.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Reality Shares ETF Trust

By (Signature and Title)* /s/ Eric R. Ervin

Eric R. Ervin, President

(principal executive officer)

Date  June 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric R. Ervin

Eric R. Ervin, President

(principal executive officer)

Date  June 30, 2016

By (Signature and Title)* /s/ Tom Trivella

Tom Trivella, Treasurer

(principal financial officer)

Date  June 30, 2016

* Print the name and title of each signing officer under his or her signature.